Provisions (Tables)	12 Months Ended
Jun. 30, 2020
Provision for dividends and other liabilities [member]
Statement [LineItems]
Summary of Provisions
The disclosure below excludes closure and rehabilitation provisions (refer to note 14 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 25 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and provisions related to the Samarco dam failure (refer to note 4 ‘Significant events – Samarco dam failure’).

	2020	2019
	US$M	US$M
Movement in provision for dividends and other liabilities
At the beginning of the financial year	501	944
Dividends determined	7,234	11,302
Charge/(credit) for the year:
Underlying	1,027	372
Discounting	3	10
Exchange variations	(356)	101
Released during the year	(94)	(391)
Utilisation	(99)	(338)
Dividends paid	(6,876)	(11,395)
Transfers and other movements	(100)	(104)

At the end of the financial year	1,240	501

Comprising:
Current	258	220
Non-current	982	281

Samarco dam failure [member]
Statement [LineItems]
Summary of Financial Impacts of Samarco Dam Failure
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2020 are shown in the table below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2020	2019	2018
	US$M	US$M	US$M
Income statement
Other income (1)	489	50	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure (2)	(64)	(57)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (3)	(95)	(96)	(80)
Samarco Germano dam decommissioning (4)	46	(263)	–
Samarco dam failure provision (5)	(459)	(586)	(429)

Loss from operations	(83)	(952)	(566)
Net finance costs (6)	(93)	(108)	(84)

Loss before taxation	(176)	(1,060)	(650)
Income tax benefit	–	–	–

Loss after taxation	(176)	(1,060)	(650)

Balance sheet movement
Trade and other payables	(5)	4	4
Provisions	(137)	(629)	(228)

Net liabilities	(142)	(625)	(224)

		2020		2019		2018
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(176)		(1,060)		(650)
Adjustments for:
Samarco impairment expense (3)	95		96		80
Samarco Germano dam decommissioning (4)	(46)		263		–
Samarco dam failure provision (5)	459		586		429
Net finance costs (6)	93		108		84
Changes in assets and liabilities:
Trade and other payables	5		(4)		(4)

Net operating cash flows		430		(11)		(61)

Net investment and funding of equity accounted investments (7)		(464)		(424)		(365)

Net investing cash flows		(464)		(424)		(365)

Net decrease in cash and cash equivalents		(34)		(435)		(426)

(1)	Proceeds from insurance settlements.

(2)	Includes legal and advisor costs incurred.

(3)
Following a change to IAS 28 ‘Investments in Associates and Joint Ventures’ the loss from working capital funding provided during the period will be disclosed as an impairment included within the Samarco impairment expense line item and not as operating loss. Comparative periods have been restated to reflect the change.

(4)	US$37 million change in estimate and US$(83) million exchange translation.

(5)	US$916 million change in estimate and US$(457) million exchange translation.

(6)	Amortisation of discounting of provision.

(7)
Includes US$(95) million funding provided during the period, US$(365) million utilisation of the Samarco dam failure provision, and US$(4) million utilisation of the Samarco Germano decommissioning provision.

Summary of Provisions
Provisions related to the Samarco dam failure

		2020		2019
		US$M		US$M
At the beginning of the financial year		1,914		1,285
Movement in provisions		137		629
Comprising:
Utilised	(369)		(328)
Adjustments charged to the income statement:
Change in estimate - Samarco dam failure provision	916		579
Change in estimate - Samarco Germano dam decommissioning	37		263
Amortisation of discounting impacting net finance costs	93		108
Exchange translation	(540)		7

At the end of the financial year		2,051		1,914

Comprising:
Current		896		440
Non-current		1,155		1,474

At the end of the financial year		2,051		1,914

Closure and rehabilitation provisions [member]
Statement [LineItems]
Summary of Provisions

	2020	2019
	US$M	US$M
At the beginning of the financial year	6,977	6,330
Capitalised amounts for operating sites:
Change in estimate	1,255	494
Exchange translation	(188)	(194)
Adjustments charged/(credited) to the income statement:
Increases to existing and new provisions	731	318
Exchange translation	(19)	(7)
Released during the year	(43)	(33)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	356	353
Expenditure on closure and rehabilitation activities	(258)	(201)
Exchange variations impacting foreign currency translation reserve	(1)	(2)
Divestment and demerger of subsidiaries and operations	–	(80)
Other movements	–	(1)

At the end of the financial year	8,810	6,977

Comprising:
Current	373	361
Non-current	8,437	6,616

Operating sites	6,636	5,535
Closed sites	2,174	1,442

Employee benefits, restructuring and post-retirement employee benefits provisions [member]
Statement [LineItems]
Summary of Provisions

	2020	2019
	US$M	US$M
Employee benefits (1)	1,313	1,140
Restructuring (2)	34	78
Post-retirement employee benefits (3)	547	493

Total provisions	1,894	1,711

Comprising:
Current	1,283	1,154
Non-current	611	557

(1)	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

(2)	Total restructuring provisions include provisions for terminations and office closures.

(3)	Refer to note 26 ‘Pension and other post-retirement obligations’.

Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits

2020	Employee benefits	Restructuring	Post- retirement employee benefits (3)	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,140	78	493	1,711
Charge/(credit) for the year:
Underlying	1,224	26	65	1,315
Discounting	–	–	36	36
Net interest expense	–	–	(21)	(21)
Exchange variations	(31)	(1)	(34)	(66)
Released during the year	(127)	(12)	(1)	(140)
Remeasurement gains taken to retained earnings	–	–	81	81
Utilisation	(893)	(58)	(70)	(1,021)
Transfers and other movements	–	1	(2)	(1)

At the end of the financial year	1,313	34	547	1,894

(3)	Refer to note 26 ‘Pension and other post-retirement obligations’.